Operating Assets and Liabilities - Leases - Future Minimum Payments under our Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	$ 181	$ 174	$ 134
Within 1 year
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	25	18	16
1 – 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	47	40	30
3 – 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	44	39	27
More than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	$ 65	$ 77	$ 61